Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Schedule of information by segment
	Years ended December 31,
	2024	2023	2022
Revenues from China	$42,233,433	$43,047,749	$52,955,246
Revenues directly from foreign countries	706,703	1,583,367	14,424
Total revenue	$42,940,136	$44,631,115	$52,969,670